SHARE WARRANT OBLIGATIONS - Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Contract asset
Beginning Balance				$ 14,113,415
Amortization	$ 0	$ 0		0	$ (284,625)
Ending Balance	13,053,905		$ 14,113,415	13,053,905		$ 14,113,415
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning Balance			169,452,859	75,354,490
Fair value adjustment			(86,287,994)	(59,016,877)
Foreign currency translation adjustment			(7,809,933)	(1,308,519)
Exercised			(442)	(348)
Ending Balance	15,028,746		75,354,490	15,028,746		75,354,490
Warrant, Publically Traded | Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning Balance			95,836,032	42,961,675
Fair value adjustment			(48,935,404)	(28,672,713)
Foreign currency translation adjustment			(3,938,953)	(1,004,609)
Exercised			0	(348)
Ending Balance	13,284,005		42,961,675	13,284,005		42,961,675
Warrant, Privately Traded | Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning Balance			73,616,827	32,392,815
Fair value adjustment			(37,352,590)	(30,344,164)
Foreign currency translation adjustment			(3,870,980)	(303,910)
Exercised			(442)	0
Ending Balance	1,744,741		32,392,815	1,744,741		32,392,815
Amazon Logistics, Inc.
Contract asset
Beginning Balance				14,113,415	14,327,709	14,327,709
Amortization				0		(284,625)
Foreign currency translation adjustment				(1,059,510)		70,331
Ending Balance	13,053,905		14,113,415	13,053,905		14,113,415
Share warrant obligation
Beginning Balance				30,871,444	$ 31,549,033	31,549,033
Fair value adjustment				(27,017,056)		492,091
Foreign currency translation adjustment				(465,502)		(1,169,680)
Ending Balance	$ 3,388,886		$ 30,871,444	$ 3,388,886		$ 30,871,444